Other Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Other Income
Government grants		¥ 282,866	¥ 282,330	¥ 121,463
Claims for goods insurance		19,694	11,136	27,754
Others		55,469	14,965	4,760
Total other income	$ 51,567	¥ 358,029	¥ 308,431	¥ 153,977